Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at Nov. 12, 2018
Balance, Shares at Nov. 12, 2018
Net income (loss)				(1,650)	(1,650)
Balance at Dec. 31, 2018		$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018		7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs	$ 2,800		264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares	28,000,000
Sale of 5,066,667 Private Placement Warrants			7,600,000		7,600,000
Forfeiture of 812,500 shares of Class B common stock by Sponsor		$ (81)	81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares		(812,500)
Issuance of Class B common stock to Anchor Investor		$ 81	2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares		812,500
Forfeiture of 187,500 shares of Class B common stock by Sponsor		$ (19)	19
Forfeiture of 187,500 shares of Class B common stock by Sponsor, Shares		(187,500)
Change in value of common stock subject to possible redemption	$ (2,670)		(266,956,230)		(266,958,900)
Common stock subject to possible redemption, Shares	(26,695,890)
Net income (loss)				262,896	262,896
Balance at Mar. 31, 2019	$ 130	$ 700	4,737,934	261,246	5,000,010
Balance, Shares at Mar. 31, 2019	1,304,110	7,000,000
Balance at Dec. 31, 2018		$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018		7,187,500
Net income (loss)					1,365,651
Balance at Jun. 30, 2019	$ 119	$ 700	3,635,185	1,364,001	5,000,005
Balance, Shares at Jun. 30, 2019	1,193,834	7,000,000
Balance at Dec. 31, 2018		$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018		7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs	$ 2,800		264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares	28,000,000
Sale of 5,066,667 Private Placement Warrants			7,600,000		7,600,000
Sale of 5,066,667 Private Placement Warrants, Shares
Forfeiture of 812,500 shares of Class B common stock by Sponsor		$ (81)	81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares		(812,500)
Issuance of Class B common stock to Anchor Investor		$ 81	2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares		812,500
Change in value of common stock subject to possible redemption	$ (2,697)		(269,709,513)		(269,712,210)
Common stock subject to possible redemption, Shares	(26,971,221)
Net income (loss)				3,016,201	3,016,201
Balance at Dec. 31, 2019	$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019	1,028,779	7,000,000
Balance at Mar. 31, 2019	$ 130	$ 700	4,737,934	261,246	5,000,010
Balance, Shares at Mar. 31, 2019	1,304,110	7,000,000
Change in value of common stock subject to possible redemption	$ (11)		(1,102,749)		(1,102,760)
Common stock subject to possible redemption, Shares	(110,276)
Net income (loss)				1,102,755	1,102,755
Balance at Jun. 30, 2019	$ 119	$ 700	3,635,185	1,364,001	5,000,005
Balance, Shares at Jun. 30, 2019	1,193,834	7,000,000
Balance at Dec. 31, 2019	$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019	1,028,779	7,000,000
Change in value of common stock subject to possible redemption	$ (6)		(573,574)		(573,580)
Common stock subject to possible redemption, Shares	(57,358)
Net income (loss)				573,582	573,582
Balance at Mar. 31, 2020	$ 97	$ 700	4,737,934	3,204,890	5,000,004
Balance, Shares at Mar. 31, 2020	971,421	7,000,000
Balance at Dec. 31, 2019	$ 103	$ 700	1,984,651	3,014,551	5,000,005
Balance, Shares at Dec. 31, 2019	1,028,779	7,000,000
Net income (loss)					190,339
Balance at Jun. 30, 2020	$ 101	$ 700	1,794,313	3,204,890	5,000,004
Balance, Shares at Jun. 30, 2020	1,009,745	7,000,000
Balance at Mar. 31, 2020	$ 97	$ 700	4,737,934	3,204,890	5,000,004
Balance, Shares at Mar. 31, 2020	971,421	7,000,000
Change in value of common stock subject to possible redemption	$ 4		383,236		383,240
Common stock subject to possible redemption, Shares	38,324
Net income (loss)				(383,243)	(383,243)
Balance at Jun. 30, 2020	$ 101	$ 700	$ 1,794,313	$ 3,204,890	$ 5,000,004
Balance, Shares at Jun. 30, 2020	1,009,745	7,000,000